T. ROWE PRICE U.S. EQUITY RESEARCH ETF

March 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.8%
COMMUNICATION SERVICES 9.0%
Diversified Telecommunication Services 0.3%
AT&T	148,386	4,196
		4,196
Entertainment 1.5%
Electronic Arts	14,162	2,047
Netflix (1)	16,345	15,242
Spotify Technology (1)	1,856	1,021
Take-Two Interactive Software (1)	4,200	871
TKO Group Holdings	5,700	871
Walt Disney	21,149	2,087
		22,139
Interactive Media & Services 6.0%
Alphabet, Class A	129,054	19,957
Alphabet, Class C	175,054	27,349
Meta Platforms, Class A	70,994	40,918
Pinterest, Class A (1)	9,697	300
		88,524
Media 0.6%
Charter Communications, Class A (1)	9,914	3,654
Comcast, Class A	118,081	4,357
Interpublic Group	5,633	153
Omnicom Group	5,411	449
		8,613
Wireless Telecommunication Services 0.6%
T-Mobile US	33,059	8,817
		8,817
Total Communication Services		132,289
CONSUMER DISCRETIONARY 10.3%
Automobiles 1.5%
General Motors	29,511	1,388
Tesla (1)	81,835	21,208
		22,596
Broadline Retail 4.0%
Amazon.com (1)	300,349	57,144
eBay	33,522	2,271
		59,415

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Hotels, Restaurants & Leisure 2.3%
Airbnb, Class A (1)	1,543	184
Booking Holdings	1,365	6,288
Chipotle Mexican Grill (1)	68,689	3,449
Domino's Pizza	1,713	787
DoorDash, Class A (1)	11,067	2,023
Hilton Worldwide Holdings	9,986	2,272
Las Vegas Sands	39,876	1,540
Marriott International, Class A	9,625	2,293
McDonald's	25,942	8,104
Norwegian Cruise Line Holdings (1)	27,096	514
Royal Caribbean Cruises	11,437	2,350
Starbucks	13,533	1,327
Wingstop	1,676	378
Wynn Resorts	8,403	702
Yum! Brands	7,311	1,150
		33,361
Household Durables 0.2%
NVR (1)	290	2,101
		2,101
Specialty Retail 2.0%
AutoZone (1)	561	2,139
Bath & Body Works	8,135	247
Burlington Stores (1)	1,574	375
Carvana (1)	4,094	856
Dick's Sporting Goods	11	2
Home Depot	34,551	12,662
Lowe's	16,273	3,795
O'Reilly Automotive (1)	2,188	3,134
Ross Stores	18,684	2,388
TJX	27,879	3,396
Tractor Supply	6,711	370
Ulta Beauty (1)	1,767	648
		30,012
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor (1)	7,810	873
Lululemon Athletica (1)	7,989	2,262
NIKE, Class B	10,427	662
Tapestry	4,712	332
		4,129
Total Consumer Discretionary		151,614

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 5.7%
Beverages 1.5%
Coca-Cola	151,832	10,874
Constellation Brands, Class A	2,810	516
Keurig Dr Pepper	150,233	5,141
Monster Beverage (1)	27,548	1,612
PepsiCo	31,092	4,662
		22,805
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale	13,587	12,850
Dollar General	4,069	358
Sysco	6,258	470
Target	4,149	433
Walmart	145,168	12,744
		26,855
Food Products 0.1%
Lamb Weston Holdings	4,988	266
McCormick	4,062	334
Mondelez International	21,471	1,457
		2,057
Household Products 1.2%
Clorox	2,534	373
Colgate-Palmolive	26,836	2,515
Kimberly-Clark	17,807	2,532
Procter & Gamble	68,606	11,692
		17,112
Personal Care Products 0.3%
Estee Lauder, Class A	6,862	453
Kenvue	156,309	3,748
		4,201
Tobacco 0.8%
Altria Group	45,412	2,726
Philip Morris International	56,555	8,977
		11,703
Total Consumer Staples		84,733
ENERGY 3.8%
Energy Equipment & Services 0.3%
Baker Hughes	30,033	1,320
Schlumberger	74,914	3,131
		4,451

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Oil, Gas & Consumable Fuels 3.5%
Chevron	54,794	9,167
ConocoPhillips	61,554	6,464
Diamondback Energy	10,813	1,729
EOG Resources	23,157	2,970
EQT	24,842	1,327
Expand Energy	10,871	1,210
Exxon Mobil	129,399	15,389
Hess	2,409	385
Marathon Petroleum	2,518	367
Phillips 66	13,847	1,710
Suncor Energy	9,830	381
Targa Resources	14,625	2,932
Texas Pacific Land	400	530
Valero Energy	23,423	3,093
Williams	60,320	3,605
		51,259
Total Energy		55,710
FINANCIALS 15.2%
Banks 3.7%
Bank of America	288,154	12,024
Citigroup	113,593	8,064
Fifth Third Bancorp	42,911	1,682
Huntington Bancshares	112,572	1,690
JPMorgan Chase	84,272	20,672
KeyCorp	69,988	1,119
Popular	7,807	721
Truist Financial	9,448	389
Wells Fargo	98,223	7,051
Western Alliance Bancorp	8,417	647
		54,059
Capital Markets 2.8%
Ares Management	7,904	1,159
Bank of New York Mellon	30,812	2,584
Blackrock	4,739	4,485
Blackstone	1,426	199
Cboe Global Markets	6,327	1,432
Charles Schwab	89,340	6,994
CME Group	14,740	3,910
Goldman Sachs Group	7,687	4,199
KKR	28,554	3,301
Moody's	1,251	583
Morgan Stanley	30,628	3,573
S&P Global	9,461	4,807
State Street	20,076	1,798

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
TPG	29,506	1,400
Tradeweb Markets, Class A	10,204	1,515
		41,939
Consumer Finance 0.5%
American Express	11,968	3,220
Capital One Financial	11,270	2,021
Discover Financial Services	4,400	751
Synchrony Financial	21,669	1,147
		7,139
Financial Services 5.8%
Apollo Global Management	17,855	2,445
Berkshire Hathaway, Class B (1)	44,198	23,539
Block (1)	24,155	1,312
Corebridge Financial	73,404	2,317
Corpay (1)	16,032	5,591
Equitable Holdings	28,879	1,504
Fiserv (1)	36,317	8,020
Global Payments	16,774	1,642
Mastercard, Class A	28,346	15,537
Visa, Class A	59,823	20,966
Voya Financial	28,640	1,941
		84,814
Insurance 2.4%
Allstate	24,652	5,105
American International Group	38,882	3,381
Axis Capital Holdings	11,707	1,174
Chubb	26,535	8,013
Hartford Insurance Group	27,898	3,452
Marsh & McLennan	17,970	4,385
MetLife	44,765	3,594
Progressive	10,138	2,869
RenaissanceRe Holdings	12,239	2,937
Travelers	2,465	652
		35,562
Mortgage Real Estate Investment Trusts 0.0%
Annaly Capital Management, REIT	10,575	215
		215
Total Financials		223,728
HEALTH CARE 11.5%
Biotechnology 2.0%
AbbVie	45,078	9,445
Amgen	7,586	2,363
BeiGene, ADR (1)	6,244	1,699

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Biogen (1)	2,272	311
Gilead Sciences	57,811	6,478
Regeneron Pharmaceuticals	6,707	4,254
Vertex Pharmaceuticals (1)	10,871	5,270
		29,820
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	27,345	3,627
Becton Dickinson	10,363	2,374
Boston Scientific (1)	59,583	6,011
Cooper (1)	18,246	1,539
Edwards Lifesciences (1)	3,540	256
Intuitive Surgical (1)	15,833	7,842
Medtronic	52,994	4,762
Stryker	15,347	5,713
Zimmer Biomet Holdings	19,953	2,258
		34,382
Health Care Providers & Services 2.6%
Cencora	9,696	2,696
Cigna	11,362	3,738
CVS Health	44,159	2,992
Elevance Health	9,110	3,962
McKesson	4,775	3,214
Molina Healthcare (1)	4,496	1,481
Quest Diagnostics	9,423	1,594
Tenet Healthcare (1)	12,555	1,689
UnitedHealth Group	31,738	16,623
		37,989
Life Sciences Tools & Services 1.1%
Agilent Technologies	2,971	348
Danaher	28,873	5,919
ICON (1)	1,679	294
Mettler-Toledo International (1)	1,858	2,194
Repligen (1)	6,533	831
Thermo Fisher Scientific	12,711	6,325
		15,911
Pharmaceuticals 3.5%
AstraZeneca, ADR	12,477	917
Bristol-Myers Squibb	6,314	385
Eli Lilly	32,784	27,077
Johnson & Johnson	55,764	9,248
Merck	69,458	6,235
Pfizer	130,834	3,315
Sanofi, ADR	26,121	1,449
Viatris	219,292	1,910

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Zoetis	1,794	295
		50,831
Total Health Care		168,933
INDUSTRIALS & BUSINESS SERVICES 7.8%
Aerospace & Defense 1.9%
Boeing (1)	32,081	5,471
GE Aerospace	43,430	8,693
Howmet Aerospace	18,464	2,395
L3Harris Technologies	12,419	2,599
Northrop Grumman	8,587	4,397
RTX	16,591	2,198
TransDigm Group	1,098	1,519
		27,272
Air Freight & Logistics 0.1%
FedEx	6,503	1,585
		1,585
Building Products 0.4%
Carrier Global	29,784	1,888
Johnson Controls International	18,098	1,450
Trane Technologies	5,216	1,757
Trex (1)	9,562	556
		5,651
Commercial Services & Supplies 0.6%
Cintas	13,259	2,725
Copart (1)	30,903	1,749
Republic Services	3,574	866
Veralto	3,000	292
Waste Connections	8,049	1,571
Waste Management	9,607	2,224
		9,427
Electrical Equipment 0.7%
AMETEK	11,600	1,997
Emerson Electric	10,920	1,197
GE Vernova	8,988	2,744
Hubbell	6,309	2,088
Rockwell Automation	9,884	2,554
Vertiv Holdings, Class A	2,017	145
		10,725
Ground Transportation 1.1%
Canadian National Railway	10,062	981
CSX	102,594	3,019
Norfolk Southern	16,454	3,897

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Old Dominion Freight Line	24,014	3,973
Saia (1)	6,777	2,368
Uber Technologies (1)	30,270	2,206
		16,444
Industrial Conglomerates 0.6%
Honeywell International	18,707	3,961
Roper Technologies	6,788	4,002
		7,963
Machinery 1.6%
Caterpillar	6,191	2,042
Cummins	11,868	3,720
Deere	9,026	4,236
Dover	12,296	2,160
Esab	8,620	1,004
Fortive	45,547	3,333
IDEX	1,975	358
Ingersoll-Rand	20,134	1,611
Stanley Black & Decker	50,298	3,867
Xylem	10,662	1,274
		23,605
Passenger Airlines 0.1%
Delta Air Lines	7,899	345
United Airlines Holdings (1)	12,808	884
		1,229
Professional Services 0.4%
Booz Allen Hamilton Holding	6,144	643
Equifax	7,519	1,831
Paylocity Holding (1)	6,614	1,239
SS&C Technologies Holdings	6,211	519
Verisk Analytics	6,778	2,017
		6,249
Trading Companies & Distributors 0.3%
Fastenal	33,167	2,572
Ferguson Enterprises	5,711	915
SiteOne Landscape Supply (1)	4,188	508
WW Grainger	264	261
		4,256
Total Industrials & Business Services		114,406
INFORMATION TECHNOLOGY 29.7%
Communications Equipment 0.5%
Arista Networks (1)	17,336	1,343

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Cisco Systems	96,968	5,984
		7,327
Electronic Equipment, Instruments & Components 0.9%
Amphenol, Class A	48,087	3,154
CDW	7,311	1,172
Keysight Technologies (1)	25,180	3,771
TE Connectivity	2,800	396
Teledyne Technologies (1)	6,271	3,121
Zebra Technologies, Class A (1)	6,916	1,954
		13,568
IT Services 0.8%
Accenture, Class A	25,475	7,949
Gartner (1)	767	322
International Business Machines	15,267	3,796
Shopify, Class A (1)	3,269	312
		12,379
Semiconductors & Semiconductor Equipment 9.6%
Advanced Micro Devices (1)	46,800	4,808
Analog Devices	20,806	4,196
Applied Materials	25,788	3,742
Broadcom	142,665	23,886
First Solar (1)	8,605	1,088
Intel	12,161	276
KLA	2,818	1,916
Lam Research	30,848	2,243
Marvell Technology	5,397	332
Microchip Technology	29,821	1,444
Micron Technology	34,952	3,037
Monolithic Power Systems	1,649	956
NVIDIA	746,353	80,890
NXP Semiconductors	6,400	1,216
QUALCOMM	44,898	6,897
Texas Instruments	23,494	4,222
		141,149
Software 10.5%
Adobe (1)	13,816	5,299
Autodesk (1)	6,872	1,799
Cadence Design Systems (1)	16,279	4,140
Crowdstrike Holdings, Class A (1)	5,631	1,985
Descartes Systems Group (1)	5,294	534
Dynatrace (1)	19,202	905
Fair Isaac (1)	1,079	1,990
Fortinet (1)	38,851	3,740
Gen Digital	97,828	2,596

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
HubSpot (1)	656	375
Intuit	10,230	6,281
Microsoft	238,583	89,562
Monday.com (1)	2,251	547
Oracle	52,716	7,370
Palantir Technologies, Class A (1)	48,577	4,100
Palo Alto Networks (1)	20,948	3,575
Salesforce.com	43,475	11,667
ServiceNow (1)	6,266	4,989
Synopsys (1)	3,958	1,697
Workday (1)	3,100	724
Zscaler (1)	1,800	357
		154,232
Technology Hardware, Storage & Peripherals 7.4%
Apple	480,142	106,654
Pure Storage, Class A (1)	8,132	360
Sandisk (1)	8,359	398
Super Micro Computer (1)	22	1
Western Digital (1)	25,077	1,014
		108,427
Total Information Technology		437,082
MATERIALS 2.0%
Chemicals 1.1%
CF Industries Holdings	7,499	586
Corteva	18,500	1,164
Linde	21,963	10,227
Mosaic	50,446	1,363
RPM International	1,680	194
Sherwin-Williams	8,568	2,992
		16,526
Construction Materials 0.1%
Vulcan Materials	7,375	1,720
		1,720
Containers & Packaging 0.3%
Avery Dennison	4,062	723
Ball	5,959	310
International Paper	35,935	1,917
Packaging of America	3,615	716
		3,666
Metals & Mining 0.4%
Franco-Nevada	12,112	1,908
Freeport-McMoRan	63,967	2,422

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Steel Dynamics	15,195	1,901
		6,231
Paper & Forest Products 0.1%
West Fraser Timber	16,779	1,291
		1,291
Total Materials		29,434
REAL ESTATE 2.3%
Health Care REITs 0.3%
Alexandria Real Estate Equities, REIT	2,700	250
Welltower, REIT	23,425	3,589
		3,839
Industrial REITs 0.4%
Prologis, REIT	34,298	3,834
Rexford Industrial Realty, REIT	63,148	2,472
		6,306
Real Estate Management & Development 0.1%
CBRE Group, Class A (1)	9,235	1,208
CoStar Group (1)	4,951	392
		1,600
Residential REITs 0.4%
American Homes 4 Rent, Class A, REIT	9,061	342
AvalonBay Communities, REIT	5,924	1,271
Camden Property Trust, REIT	5,248	642
Equity Residential, REIT	11,424	818
Essex Property Trust, REIT	6,015	1,844
Sun Communities, REIT	9,770	1,257
		6,174
Retail REITs 0.2%
Kimco Realty, REIT	38,837	825
Regency Centers, REIT	10,096	745
Simon Property Group, REIT	6,780	1,126
		2,696
Specialized REITs 0.9%
American Tower, REIT	25,160	5,475
Crown Castle, REIT	10,800	1,126
CubeSmart, REIT	12,121	518
Equinix, REIT	4,832	3,940
Public Storage, REIT	5,659	1,693
		12,752
Total Real Estate		33,367

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
UTILITIES 2.5%
Electric Utilities 1.7%
Constellation Energy	18,650	3,760
Entergy	16,368	1,399
Evergy	12,656	873
Exelon	84,691	3,902
FirstEnergy	6,276	254
NextEra Energy	94,140	6,674
PG&E	115,255	1,980
Southern	24,847	2,285
Xcel Energy	51,668	3,658
		24,785
Gas Utilities 0.1%
Atmos Energy	14,415	2,228
		2,228
Independent Power & Renewable Electricity Producer 0.1%
Vistra	10,058	1,181
		1,181
Multi-Utilities 0.6%
Ameren	23,957	2,405
CMS Energy	40,764	3,062
Consolidated Edison	17,443	1,929
Dominion Energy	23,673	1,328
Sempra	3,900	278
		9,002
Total Utilities		37,196
Total Common Stocks (Cost $1,455,058)		1,468,492
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 4.29% (2)	3,412,718	3,413
Total Short-Term Investments (Cost $3,413)		3,413
Total Investments in Securities 100.0% of Net Assets (Cost $1,458,471)		$1,471,905
Other Assets Less Liabilities (0.0%)		(73)
Net Assets 100.0%		$1,471,832

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 3/31/25
T. Rowe Price Government Reserve Fund	$—	¤	¤	$—
	Total			$—^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $0.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price U.S. Equity Research ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF967-054Q1
03/25